Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0002044817
Registrant Name	CH4 Natural Solutions Corp
Registration File Number	333-284199
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A